Company's Operations - Equity interests (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
F&E Tecnologia do Brasil S.A. (Direct)
Company's Operations [Line Items]
Main activity	Biofuel production, except alcohol
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fibria Overseas Finance Ltd. (Direct) (1)
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	Cayman Island
Proportion of ownership interest in subsidiary		100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct)
Company's Operations [Line Items]
Main activity	Port operations
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Ltd.
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	England
Proportion of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Delaware Inc. (Indirect)
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Israel Ltd. (Indirect)
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	Israel
Proportion of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Inc. (Indirect)
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct)
Company's Operations [Line Items]
Main activity	Holding
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect)
Company's Operations [Line Items]
Main activity	Port operations
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Mucuri Energética S.A. (Direct)
Company's Operations [Line Items]
Main activity	Power generation and distribution
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct)
Company's Operations [Line Items]
Main activity	Road freight transport
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct)
Company's Operations [Line Items]
Main activity	Port operations
Country	Brazil
Proportion of ownership interest in subsidiary	51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct)
Company's Operations [Line Items]
Main activity	Commercialization of equipment and parts
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
SFBC Participações Ltda. (Direct)
Company's Operations [Line Items]
Main activity	Packaging production
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. (Direct)
Company's Operations [Line Items]
Main activity	Commercialization of paper and computer materials
Country	Argentina
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Austria GmbH. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	Austria
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Canada Inc. (Direct)
Company's Operations [Line Items]
Main activity	Lignin research and development
Country	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Ecuador S.A.S. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	Ecuador
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Finland Oy (Direct)
Company's Operations [Line Items]
Main activity	Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country	Finland
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano International Finance B.V (Direct)
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	Netherlands
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano International Holding B.V. (Direct)
Company's Operations [Line Items]
Main activity	Holding
Country	Netherlands
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano International Trade GmbH. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	Austria
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct)
Company's Operations [Line Items]
Main activity	Biotechnology research and development
Country	China
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Netherlands B.V. (Direct)
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	Netherlands
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct)
Company's Operations [Line Items]
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	Switzerland
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Shanghai Ltd. (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	China
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Shanghai Trading Ltd. (Direct)
Company's Operations [Line Items]
Main activity	Financial fundraising
Country	China
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Singapura Pte. Ltd (Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	Singapore
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading International KFT(Direct)
Company's Operations [Line Items]
Main activity	Business office
Country	Hungary
Proportion of ownership interest in subsidiary	100.00%	100.00%
Suzano Ventures LLC (Direct)
Company's Operations [Line Items]
Main activity	Corporate venture capital
Country	United States of America
Proportion of ownership interest in subsidiary	100.00%	100.00%
Veracel Celulose S.A. (Direct)
Company's Operations [Line Items]
Main activity	Industrialization, commercialization and exporting of pulp
Country	Brazil
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	50.00%	50.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct)
Company's Operations [Line Items]
Main activity	Restoration, conservation and preservation of forests
Country	Brazil
Proportion of ownership interest in associate	16.66%	16.66%
Ensyn Corporation (Direct)
Company's Operations [Line Items]
Main activity	Biofuel research and development
Country	United States of America
Proportion of ownership interest in associate	25.53%	25.53%
F&E Technologies LLC (Direct/Indirect)
Company's Operations [Line Items]
Main activity	Biofuel production, except alcohol
Country	United States of America
Proportion of ownership interest in associate	50.00%	50.00%
Ibema Companhia Brasileira de Papel (Direct)
Company's Operations [Line Items]
Main activity	Industrialization and commercialization of paperboard
Country	Brazil
Proportion of ownership interest in associate	49.90%	49.90%
Spinnova Plc (Direct)
Company's Operations [Line Items]
Main activity	Research of sustainable raw materials for the textile industry
Country	Finland
Proportion of ownership interest in associate	18.77%	18.78%
Woodspin Oy (Direct/Indirect)
Company's Operations [Line Items]
Main activity	Development and production of cellulose-based fibers, yarns and textile filaments
Country	Finland
Proportion of ownership interest in associate	50.00%	50.00%
Celluforce Inc. (Direct)
Company's Operations [Line Items]
Main activity	Nanocrystalline pulp research and development
Country	Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	8.28%	8.28%
Nfinite Nanotechnology Inc. (Indirect)
Company's Operations [Line Items]
Main activity	Research and development of smart nanocoatings
Country	Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation	5.00%